Provisions - Summary of Provisions Included Within Current and Non-current Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Current liabilities	£ 19	£ 23
Non-current liabilities	62	89
Total	£ 81	£ 112